Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Astor Dynamic Allocation Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Astor Dynamic Allocation Fund | S&P 500/40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.04%	8.67%	9.37%
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class A shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[3]	5.18%	3.43%	4.58%
Performance Inception Date		Nov. 30, 2011
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class C shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[4]	9.57%	3.64%	4.30%
Performance Inception Date		Mar. 12, 2010
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class I shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[5]	10.67%	4.69%	5.34%
Performance Inception Date		Oct. 19, 2009
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class I shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	2.55%	3.88%
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class I shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.95%	2.88%	3.78%
Astor Sector Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	25.02%	14.53%	13.10%
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[7]	10.14%	6.95%	5.97%
Performance Inception Date		Nov. 30, 2011
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.15%	4.69%	4.19%
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.17%	4.67%	4.19%
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[7]	14.84%	7.19%	5.69%
Performance Inception Date		Nov. 30, 2011
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[8],[9]	16.02%	8.28%	6.75%
Performance Inception Date		Jan. 06, 2014

[1]	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[2]	S&P 500/40% Bloomberg U.S. Aggregate Bond Index is a custom benchmark consisting of the summed returns of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index on a monthly basis. Index returns are calculated with dividends reinvested. This custom benchmark is often used for comparison purposes as it represents a “balanced” portfolio of equities and fixed income.
[3]	Class A shares commenced operations on November 30, 2011.
[4]	Class C shares commenced operations on March 12, 2010.
[5]	Class I shares commence operations on October 19, 2009.
[6]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the S&P 500® Index does not reflect any fees or expenses. You cannot invest directly in an index and unmanaged index.
[7]	Class A and Class C shares commenced operations on November 30, 2011.
[8]	Class I returns reflect life of the fund.
[9]	Class I shares commenced operations on January 6, 2014.